The Hartford Mutual Funds, Inc.

On behalf of Hartford Duration-Hedged Strategic Income Fund and The Hartford Emerging Markets Local Debt Fund (each a “Fund” and collectively, the “Funds”), each a series of The Hartford Mutual Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Funds, dated August 10, 2016.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on August 10, 2016 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001104659-16-138518) and is incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document